LONG-TERM DEBT (Details 1) (USD $)	3 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Share price	$ 15	$ 6.14
Risk-free interest rate	1.25%	1.41%
Dividend yield	0.00%	0.00%
Expected volatility	54.32%	54.00%
Expected term	3 years 9 months 18 days	4 years 9 months 18 days